UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                     ---------

                      Phoenix Strategic Equity Series Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,            John H. Beers, Esq.
   Counsel and Secretary for Registrant        Vice President and Counsel
      Phoenix Life Insurance Company         Phoenix Life Insurance Company
             One American Row                       One American Row
          Hartford, CT 06103-2899               Hartford, CT 06103-2899
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: October 31, 2007
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX


                                                               Semiannual Report

PHOENIX STRATEGIC GROWTH FUND



                       |                        |  WOULDN'T YOU RATHER HAVE THIS
                       |                        |  DOCUMENT E-MAILED TO YOU?
TRUST NAME:            |                        |  ELIGIBLE SHAREHOLDERS CAN
PHOENIX STRATEGIC      |                        |  SIGN UP FOR E-DELIVERY AT
EQUITY SERIES FUND     |    October 31, 2007    |  PHOENIXFUNDS.COM
-------------------------------------------------------------------------------
NOT FDIC INSURED       |   NO BANK GUARANTEE    |  MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders ..................................................     1
Disclosure of Fund Expenses ..............................................     2
Phoenix Strategic Growth Fund ............................................     3
Notes to Financial Statements ............................................    10


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended October 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely,

/s/ George R. Aylward
-----------------------
George R. Aylward
President, PhoenixFunds

NOVEMBER 2007

PHOENIX STRATEGIC EQUITY SERIES FUND


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF MAY 1, 2007 TO OCTOBER 31, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund in the Strategic Equity Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Strategic Equity Series Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                           Beginning      Ending                   Expenses
                            Account       Account    Annualized      Paid
                             Value         Value       Expense      During
                            5/1/07       10/31/07       Ratio       Period*
--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A................    $1,000.00     $1,138.14      1.41%       $ 7.58
Class B................     1,000.00      1,133.63      2.16         11.58
Class C................     1,000.00      1,133.48      2.16         11.58
Class I ...............     1,000.00      1,139.86      1.16          6.24

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A................     1,000.00      1,017.96      1.41          7.18
Class B................     1,000.00      1,014.14      2.16         11.00
Class C................     1,000.00      1,014.14      2.16         11.00
Class I ...............     1,000.00      1,019.23      1.16          5.90
--------------------------------------------------------------------------------
*EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE HALF-YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX STRATEGIC GROWTH FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/07
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                     37%
Health Care                                17
Industrial                                 11
Consumer Discretionary                      8
Consumer Staples                            7
Energy                                      7
Financials                                  6
Other (includes short-term investments)     7


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2007
                                   (UNAUDITED)


                                                   SHARES          VALUE
                                                  --------      ------------
DOMESTIC COMMON STOCKS--90.5%

AEROSPACE & DEFENSE--2.0%
United Technologies Corp. .....................     47,830      $  3,663,300

AGRICULTURAL PRODUCTS--1.0%
Bunge Ltd. ....................................     16,260         1,872,989

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
VF Corp. ......................................     32,960         2,871,805

APPLICATION SOFTWARE--1.7%
Adobe Systems, Inc.(b) ........................     65,780         3,150,862

BIOTECHNOLOGY--8.4%
Amgen, Inc.(b) ................................     47,040         2,733,494
Celgene Corp.(b) ..............................     42,400         2,798,400
Genentech, Inc.(b) ............................     37,760         2,799,149
Genzyme Corp.(b) ..............................     49,110         3,730,887
Gilead Sciences, Inc.(b) ......................     81,450         3,762,176
                                                                ------------
                                                                  15,824,106
                                                                ------------
BROADCASTING & CABLE TV--1.0%
Comcast Corp. Class A(b) ......................     89,470         1,883,344

COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc.(b) ........................    144,380         4,773,203
Corning, Inc. .................................    118,020         2,864,345
Motorola, Inc. ................................    149,940         2,817,373
                                                                ------------
                                                                  10,454,921
                                                                ------------


                                                   SHARES          VALUE
                                                  --------      ------------

COMPUTER & ELECTRONICS RETAIL--1.0%
Best Buy Co., Inc. ............................     38,440      $  1,865,109

COMPUTER HARDWARE--6.5%
Apple, Inc.(b) ................................     25,280         4,801,936
Dell, Inc.(b) .................................     95,270         2,915,262
Hewlett-Packard Co. ...........................     88,030         4,549,390
                                                                ------------
                                                                  12,266,588
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--3.5%
EMC Corp.(b) ..................................    180,100         4,572,739
SanDisk Corp.(b) ..............................     45,370         2,014,428
                                                                ------------
                                                                   6,587,167
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.8%
Caterpillar, Inc. .............................     46,090         3,438,775

DIVERSIFIED CHEMICALS--2.0%
FMC Corp. .....................................     66,960         3,850,200

DRUG RETAIL--2.0%
CVS Caremark Corp. ............................     89,500         3,738,415

HEALTH CARE EQUIPMENT--1.2%
Medtronic, Inc. ...............................     47,920         2,273,325

HOME ENTERTAINMENT SOFTWARE--1.1%
Activision, Inc.(b) ...........................     85,840         2,030,116

HOTELS, RESORTS & CRUISE LINES--1.4%
Starwood Hotels & Resorts Worldwide, Inc. .....     46,680         2,654,225


                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                                                   SHARES          VALUE
                                                  --------      ------------

HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co. .........................     50,410      $  3,844,771

INDUSTRIAL MACHINERY--3.0%
Danaher Corp. .................................     33,190         2,843,387
Harsco Corp. ..................................     47,380         2,872,176
                                                                ------------
                                                                   5,715,563
                                                                ------------
INTEGRATED OIL & GAS--1.5%
Exxon Mobil Corp. .............................     30,520         2,807,535

INTERNET SOFTWARE & SERVICES--3.2%
Google, Inc. Class A(b) .......................      8,420         5,952,940

INVESTMENT BANKING & BROKERAGE--4.2%
Goldman Sachs Group, Inc. (The).. .............     20,990         5,203,841
Merrill Lynch & Co., Inc. .....................     40,930         2,702,198
                                                                ------------
                                                                   7,906,039
                                                                ------------
IT CONSULTING & OTHER SERVICES--1.5%
Cognizant Technology Solutions Corp.
Class A(b) ....................................     69,580         2,884,787

MOVIES & ENTERTAINMENT--1.5%
Walt Disney Co. (The) .........................     79,280         2,745,466

OIL & GAS DRILLING--1.5%
Transocean, Inc.(b) ...........................     23,790         2,839,812

OIL & GAS EXPLORATION & PRODUCTION--2.0%
XTO Energy, Inc. ..............................     57,090         3,789,634

PHARMACEUTICALS--7.0%
Abbott Laboratories ...........................     68,750         3,755,125
Allergan, Inc. ................................     42,780         2,891,072
Merck & Co., Inc. .............................     48,410         2,820,367
Schering-Plough Corp. .........................    122,500         3,738,700
                                                                ------------
                                                                  13,205,264
                                                                ------------
RESTAURANTS--2.1%
Yum! Brands, Inc. .............................     95,700         3,853,839

SEMICONDUCTOR EQUIPMENT--1.2%
MEMC Electronic Materials, Inc.(b) ............     31,220         2,285,928

SEMICONDUCTORS--6.4%
Broadcom Corp. Class A(b) .....................     84,750         2,758,612
Intel Corp. ...................................    149,130         4,011,597
NVIDIA Corp.(b) ...............................     79,010         2,795,374
Texas Instruments, Inc. .......................     78,540         2,560,404
                                                                ------------
                                                                  12,125,987
                                                                ------------


                                                   SHARES          VALUE
                                                  --------      ------------

SPECIALIZED FINANCE--1.8%
CME Group, Inc. ...............................      5,200      $  3,464,500

STEEL--1.8%
United States Steel Corp. .....................     31,890         3,440,931

SYSTEMS SOFTWARE--3.2%
Microsoft Corp. ...............................    162,440         5,979,416

TOBACCO--2.0%
Altria Group, Inc. ............................     52,050         3,796,007

WIRELESS TELECOMMUNICATION SERVICES--2.9%
American Tower Corp. Class A(b).. .............     60,590         2,676,866
NII Holdings, Inc.(b) .........................     48,800         2,830,400
                                                                ------------
                                                                   5,507,266
                                                                ------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $139,363,684)                                   170,570,932
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.8%

COMMUNICATIONS EQUIPMENT--2.0%
Research In Motion Ltd. (United States)(b) ....     30,670         3,818,722

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.3%
CNH Global N.V. (Netherlands) .................     66,330         4,349,921

HEAVY ELECTRICAL EQUIPMENT--1.5%
ABB Ltd. Sponsored ADR (Switzerland) ..........     93,430         2,823,454

OIL & GAS EQUIPMENT & SERVICES--1.9%
Schlumberger Ltd. (Netherlands).. .............     37,510         3,622,341

SEMICONDUCTOR EQUIPMENT--1.1%
ASM Lithography Holding N.V.
(Electric-Semiconductor Equipment LOC)
(Netherlands)(b) ..............................     55,502         1,938,130
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,745,966)                                      16,552,568
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $149,109,650)                                   187,123,500
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
Northern Illinois Gas Co. 4.75%, 11/1/07 ......    $   625      $    625,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $625,000)                                           625,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $149,734,650)                                   187,748,500(a)

Other assets and liabilities, net--0.4%                              764,166
                                                                ------------
NET ASSETS--100.0%                                              $188,512,666
                                                                ============


ADR -- American Depositary Receipt


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,880,563 and gross depreciation of $2,886,963 for federal income tax purposes. At October 31, 2007, the aggregate cost of securities for federal income tax purposes was $149,754,900.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2E, "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Strategic Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $149,734,650)                                  $187,748,500
Cash                                                                       512
Receivables
   Investment securities sold                                       19,964,774
   Dividends                                                           129,417
   Fund shares sold                                                      4,167
Trustee retainer                                                           762
Prepaid expenses                                                        48,433
Other assets                                                            42,588
                                                                  ------------
     Total assets                                                  207,939,153
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             150,590
   Investment securities purchased                                  18,949,487
   Investment advisory fee                                             116,631
   Transfer agent fee                                                   66,199
   Distribution and service fees                                        46,567
   Trustee deferred compensation plan                                   42,588
   Professional fee                                                     14,378
   Administration fee                                                   12,277
   Other accrued expenses                                               27,770
                                                                  ------------
     Total liabilities                                              19,426,487
                                                                  ------------
NET ASSETS                                                        $188,512,666
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $228,458,025
Accumulated net investment loss                                       (499,008)
Accumulated net realized loss                                      (77,460,201)
Net unrealized appreciation                                         38,013,850
                                                                  ------------
NET ASSETS                                                        $188,512,666
                                                                  ============

CLASS A
Net asset value per share (net assets/shares outstanding)               $11.37
Offering price per share $11.37/(1-5.75%)                               $12.06
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                          14,755,829
Net Assets                                                        $167,770,143

CLASS B
Net asset value (net assets/shares outstanding) and
   offering price per share                                             $10.18
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             898,154
Net Assets                                                        $  9,144,211

CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share                                             $10.19
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             456,014
Net Assets                                                        $  4,648,210

CLASS I
Net asset value (net assets/shares outstanding) and
   offering price per share                                             $11.41
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             609,290
Net Assets                                                        $  6,950,102



                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2007
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $   835,022
Interest                                                                37,637
Foreign taxes withheld                                                 (23,059)
                                                                   -----------
     Total investment income                                           849,600
                                                                   -----------
EXPENSES
Investment advisory fee                                                637,782
Service fees, Class A                                                  202,037
Distribution and service fees, Class B                                  46,517
Distribution and service fees, Class C                                  22,937
Administration fee                                                      75,260
Transfer agent                                                         235,654
Registration                                                            28,855
Printing                                                                23,485
Professional                                                            22,882
Custodian                                                               11,668
Trustees                                                                 8,053
Miscellaneous                                                           10,695
                                                                   -----------
     Total expenses                                                  1,325,825
Custodian fees paid indirectly                                              (3)
                                                                   -----------
     Net expenses                                                    1,325,822
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                          (476,222)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                             12,021,883
Net change in unrealized appreciation (depreciation)
   on investments                                                   12,075,683
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS                                      24,097,566
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $23,621,344
                                                                   ===========

                        See Notes to Financial Statements

PHOENIX STRATEGIC GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                Six Months
                                                                                                   Ended
                                                                                              October 31, 2007        Year Ended
                                                                                                 (Unaudited)        April 30, 2007
                                                                                               --------------       --------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $   (476,222)        $ (1,004,106)
   Net realized gain (loss)                                                                       12,021,883            5,266,916
   Net change in unrealized appreciation (depreciation)                                           12,075,683            2,489,680
                                                                                                ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    23,621,344            6,752,490
                                                                                                ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (142,570 and 304,870 shares, respectively)                        1,490,500            2,840,334
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 8,664,930 shares, respectively) (See Note 9)                                                  --           81,385,101
   Cost of shares repurchased (1,544,942 and 3,717,890 shares, respectively)                     (16,117,389)         (35,193,811)
                                                                                                ------------         ------------
Total                                                                                            (14,626,889)          49,031,624
                                                                                                ------------         ------------
CLASS B
   Proceeds from sales of shares (17,817 and 42,814 shares, respectively)                            169,557              365,358
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 736,636 shares, respectively) (See Note 9)                                                    --            6,239,282
   Cost of shares repurchased (225,892 and 563,244 shares, respectively)                          (2,113,275)          (4,831,563)
                                                                                                ------------         ------------
Total                                                                                             (1,943,718)           1,773,077
                                                                                                ------------         ------------
CLASS C
   Proceeds from sales of shares (10,785 and 16,576 shares, respectively)                            100,570              145,728
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 503,165 shares, respectively) (See Note 9)                                                    --            4,266,854
   Cost of shares repurchased (93,542 and 148,967 shares, respectively)                             (873,787)          (1,281,565)
                                                                                                ------------         ------------
Total                                                                                               (773,217)           3,131,017
                                                                                                ------------         ------------
CLASS I
   Proceeds from sales of shares (2,207 and 14,098 shares, respectively)                              22,934              134,503
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 1,112,424 shares, respectively) (See Note 9)                                                  --           10,445,675
   Cost of shares repurchased (113,026 and 406,413 shares, respectively)                          (1,167,120)          (3,957,388)
                                                                                                ------------         ------------
Total                                                                                             (1,144,186)           6,622,790
                                                                                                ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (18,488,010)          60,558,508
                                                                                                ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           5,133,334           67,310,998

NET ASSETS
   Beginning of period                                                                           183,379,332          116,068,334
                                                                                                ------------         ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $(499,008) AND
     $(22,786), RESPECTIVELY)                                                                   $188,512,666         $183,379,332
                                                                                                ============         ============

                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                       CLASS A
                                            ---------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED APRIL 30,
                                            OCTOBER 31, 2007  ---------------------------------------------------------------------
                                               (UNAUDITED)        2007          2006            2005           2004          2003
Net asset value, beginning of period             $ 9.99         $ 9.78         $ 8.59         $ 8.64         $ 7.17         $ 9.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.02)         (0.06)         (0.06)         (0.06)         (0.06)         (0.07)
   Net realized and unrealized gain (loss)         1.40           0.27           1.25           0.01           1.53          (1.82)
                                                 ------         ------         ------         ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              1.38           0.21           1.19          (0.05)          1.47          (1.89)
                                                 ------         ------         ------         ------         ------         ------
Change in net asset value                          1.38           0.21           1.19          (0.05)          1.47          (1.89)
                                                 ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                   $11.37         $ 9.99         $ 9.78         $ 8.59         $ 8.64         $ 7.17
                                                 ======         ======         ======         ======         ======         ======
Total return(1)                                   13.81 %(4)      2.15 %        13.85 %        (0.58)%        20.50 %       (20.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $167,770       $161,396       $106,693       $128,426       $162,974       $156,017

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.41 %(3)      1.61 %         1.62 %         1.56 %         1.52 %         1.60 %
   Net investment income (loss)                   (0.48)%(3)     (0.61)%        (0.66)%        (0.67)%        (0.73)%        (0.95)%
Portfolio turnover                                   54 %(4)        81 %           63 %          107 %          167 %          119 %



                                                                                       CLASS B
                                            ---------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED APRIL 30,
                                            OCTOBER 31, 2007  ---------------------------------------------------------------------
                                               (UNAUDITED)        2007          2006            2005           2004          2003
Net asset value, beginning of period             $ 8.98         $ 8.86         $ 7.84         $ 7.94         $ 6.64         $ 8.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.06)         (0.12)         (0.12)         (0.11)         (0.11)         (0.11)
   Net realized and unrealized gain (loss)         1.26           0.24           1.14           0.01           1.41          (1.71)
                                                 ------         ------         ------         ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              1.20           0.12           1.02          (0.10)          1.30          (1.82)
                                                 ------         ------         ------         ------         ------         ------
Change in net asset value                          1.20           0.12           1.02          (0.10)          1.30          (1.82)
                                                 ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                   $10.18         $ 8.98         $ 8.86         $ 7.84         $ 7.94         $ 6.64
                                                 ======         ======         ======         ======         ======         ======
Total return(1)                                   13.36 %(4)      1.35 %        13.01 %        (1.26)%        19.58 %       (21.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $9,144         $9,932         $7,885        $11,006        $24,989        $30,755

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.16 %(3)      2.36 %         2.37 %         2.32 %         2.27 %         2.34 %
   Net investment income (loss)                   (1.22)%(3)     (1.36)%        (1.41)%        (1.40)%        (1.48)%        (1.71)%
Portfolio turnover                                   54 %(4)        81 %           63 %          107 %          167 %          119 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                         CLASS C
                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                         YEAR ENDED APRIL 30,
                                           OCTOBER 31, 2007  ---------------------------------------------------------------------
                                              (UNAUDITED)        2007          2006            2005           2004          2003
Net asset value, beginning of period            $ 8.99         $ 8.87         $ 7.85         $ 7.95         $ 6.65          $ 8.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               (0.06)         (0.11)         (0.12)         (0.11)         (0.12)          (0.11)
   Net realized and unrealized gain (loss)        1.26           0.23           1.14           0.01           1.42           (1.71)
                                                ------         ------         ------         ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS             1.20           0.12           1.02          (0.10)          1.30           (1.82)
                                                ------         ------         ------         ------         ------         ------
Change in net asset value                         1.20           0.12           1.02          (0.10)          1.30           (1.82)
                                                ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                  $10.19         $ 8.99        $  8.87         $ 7.85         $ 7.95          $ 6.65
                                                ======         ======         ======         ======         ======         ======
Total return(1)                                  13.35 %(4)      1.35 %        12.99  %       (1.26)%        19.55 %        (21.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $4,648         $4,843         $1,490         $2,371         $3,713          $3,260

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             2.16 %(3)      2.32 %         2.37 %         2.31 %         2.27 %          2.34 %
   Net investment income (loss)                  (1.22)%(3)     (1.30)%        (1.42)%        (1.42)%        (1.48)%         (1.71)%
Portfolio turnover                                  54 %(4)        81 %           63 %          107 %          167 %           119 %



                                                                   CLASS I
                                              ------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                       INCEPTION
                                              OCTOBER 31, 2007           SEPTEMBER 29, 2006 TO
                                                 (UNAUDITED)                APRIL 30, 2007
Net asset value, beginning of period               $10.01                        $ 9.26
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.01)                        (0.01)
   Net realized and unrealized gain (loss)           1.41                          0.76
                                                   ------                        ------
     TOTAL FROM INVESTMENT OPERATIONS                1.40                          0.75
                                                   ------                        ------
Change in net asset value                            1.40                          0.75
                                                   ------                        ------
NET ASSET VALUE, END OF PERIOD                     $11.41                        $10.01
                                                   ======                        ======
Total return                                        13.99 %(4)                     8.10 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $6,950                        $7,208

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.16 %(3)                     1.27 %(3)
   Net investment income (loss)                     (0.22)%(3)                    (0.24)%(3)
Portfolio turnover                                     54 %(4)                       81 %(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED)


1. ORGANIZATION

    Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    As of the date of this shareholder report one Fund is offered for sale. The Phoenix Strategic Growth Fund ("Strategic Growth Fund") (the "Fund") is diversified and has an investment objective of long-term capital growth.

    The Fund offers Class A shares, Class B shares, Class C shares and Class I shares for sale.

    Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.



    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

    It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED) (CONTINUED)

percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

D. DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN SECURITY COUNTRY DETERMINATION:

    A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

    As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund as follows:

                             $1+ Billion
                               through
          1st $1 Billion     $2 Billion       $2+ Billion
          --------------     -----------      -----------
               0.70%            0.65%             0.60%

    SCM Advisors LLC (formerly Seneca Capital Management LLC) ("SCM") is the subadviser to the Fund. SCM is an indirect wholly-owned subsidiary of PNX.

    As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six month period (the "period") ended October 31, 2007, as follows:

              Class A          Class B          Class C
            Net Selling       Deferred         Deferred
            Commissions     Sales Charges    Sales Charges
            -----------     -------------    -------------
              $ 3,480          $ 5,640            $98

    In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    PEPCO serves as the Administrator to the Fund. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

    For the period ended October 31, 2007, the Fund incurred administration fees totaling $75,260.

    PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2007, transfer agent fees were $235,654.

    Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2007.

4. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended October 31, 2007, were as follows:

                              Purchases          Sales
                             -----------      ------------
                             $98,257,475      $115,015,791

    There were no purchases or sales of long-term U.S. Government and agency securities.

5. CREDIT RISK AND ASSET CONCENTRATION

    The Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED) (CONTINUED)

    At October 31, 2007, the Fund held securities issued by various companies in the Information Technology Sector comprising 37% of the total net assets of the Fund.

6. INDEMNIFICATIONS

    Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7. REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement was necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances.

    In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

    The Company does not believe that the outcome of these matters will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

    The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
--------------------------------------------------------------------------------
   2009            2010           2011         2012        2013         Total
-----------    -----------    -----------    --------    --------    -----------
$30,901,905    $39,492,502    $18,071,848    $329,500    $686,329    $89,482,084

    The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. MERGER

    On October 6, 2006, the Strategic Growth Fund acquired all of the net assets of the Phoenix Large-Cap Growth Fund ("Large-Cap Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Strategic Equity Series Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,112,424 Class X shares, 8,664,930 Class A shares, 736,636 Class B shares, and 503,165 Class C shares of the Large-Cap Growth Fund outstanding on October 6, 2006 (valued at $10,445,675, $81,385,101, $6,239,282, and $4,266,854, respectively) for 826,704 Class X shares, 6,735,060
Class A shares, 559,028 Class B shares and 383,195 Class C shares of the Strategic Growth Fund outstanding on October 6, 2006. The Large-Cap Growth Fund had net assets on that date of $102,336,912 including $10,792,378 of net appreciation, which were combined with those of the Strategic Growth Fund. The aggregate net assets of Strategic Growth Fund immediately after the merger were $202,291,816. The shareholders of each Class of the Large-Cap Growth Fund received for each share owned approximately 1.35, 1.29, 1.32 and 1.31 shares, respectively, for Class X, Class A, Class B and Class C share of the same class of the Strategic Growth Fund.

10. SUBSEQUENT EVENT

    On November 15, 2007, the Boards of Trustees of Phoenix Strategic Equity Series Fund and Phoenix Equity Trust approved the reorganization of Phoenix Strategic Growth Fund (the "Predecessor Fund"), a series of Phoenix Strategic Equity Series Fund into a newly created fund named Phoenix Strategic Growth Fund (the "Successor Fund"), a series of Phoenix Equity Trust. The reorganization is expected to be complete on or about March 3, 2008. The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.

PHOENIX STRATEGIC EQUITY SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Counsel,
   Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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


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



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

                                                                  -------------
                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  LANCASTER, PA
                                                                   PERMIT 1793
                                                                  -------------


[GRAPHIC OMITTED]
PHOENIX


Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480





For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit phoenixfunds.com




PXP679
BPD33455                                                                   12-07



ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under  the 1940  Act  and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

     (b) Certifications  pursuant  to  Rule  30a-2(b)  under  the  1940  Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 7, 2008
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 7, 2008
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         January 7, 2008
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.